Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Activity [Table Text Block]
The following table summarizes the activity for the Hoya Topco, LLC
Class B-1
Incentive Units, Class D Units, and Class E Units for the years ended December 31, 2019 and 2020:

	Class B-1 Units		Class D Units		Class E Units
	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value
Balances at January 1, 2019	—	$—	666,150	$15.65	500,765	$25.46
Units granted	—	—	218,000	15.50	—	—
Units repurchased	—	—	(6,000)	15.28	—	—
Units forfeited	—	—	(45,640)	15.42	—	—

Balances at December 31, 2019	—	$—	832,510	$15.63	500,765	$25.46

Units granted	905,000	2.32	1,755,000	0.89	—	—
Units repurchased	—	—	(97,604)	15.95	—	—
Units forfeited	(50,000)	2.32	(441,666)	7.81	—	—

Balances at December 31, 2020	855,000	$2.32	2,048,240	$4.67	500,765	$25.46

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following assumptions were used to calculate the fair value of our unit awards on the date of grant:

	Years Ended December 31,
	2019	2020
Estimated volatility	44.0% - 47.0%	47.0% - 102.0%
Expected term (years)	2.75 - 3.25	1.75 - 2.75
Risk-free rate	1.6% - 2.2%	0.1% - 1.6%
Expected dividend yield	0%	0%